Property, plant and equipment - Schedule of Interest and AFUDC Capitalized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Capitalization [Line Items]
Total	$ 6.0	$ 6.3
Allowance for borrowed funds
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	4.3	4.6
Allowance for equity funds
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	$ 1.7	$ 1.7